STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 4) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Number of warrants outstanding, beginning balance		4,628,586	4,628,586
Weighted average exercise price, beginning balance		$ 4.13	$ 4.13
Number of warrants, granted		1,461,896
Weighted average exercise price, granted		$ 4.00
Number of warrants, exercised		(1,461,896)
Weighted average exercise price, exercised		$ 3.22
Number of warrants, expired		(3,073,379)
Weighted average exercise price, expired		$ 4.60
Number of warrants outstanding, ending Balance		1,555,207	4,628,586
Weighted average exercise price, ending balance		$ 3.95	$ 4.13
Weighted average remaining contractual terms		4 years 4 months 24 days
Number of warrants, exercisable		1,555,207
Weighted average exercise price, exercisable		$ 3.95
Weighted average remaining contractual terms, exercisable		4 years 4 months 24 days
Aggregate intrinsic value, exercisable	[1]

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.60 for our common stock on December 31, 2025.